MARKETABLE EQUITY SECURITIES (Tables)	12 Months Ended
Dec. 31, 2020
Marketable Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation

(in thousands of $)	2020	2019
Balance at start of year	13,861	12,033
Unrealized gain (loss), net	(10,177)	1,828
Balance at end of year	3,684	13,861